KL Allocation Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 45.8%
	COMMUNICATION SERVICES — 2.3%
1,159	Alphabet, Inc. - Class A*	$2,033,350
10,002	Com2uSCorp	1,214,064
45,000	Nexon Co., Ltd.	1,357,191
		4,604,605
	CONSUMER DISCRETIONARY — 7.5%
21,248	Best Buy Co., Inc.	2,311,782
6,758	Flutter Entertainment PLC*	1,231,288
8,469	Garmin Ltd.[1]	988,840
256,000	Gourmet Master Co., Ltd.	1,286,187
11,364	Grubhub, Inc.*	799,344
49,996	Hennes & Mauritz AB - B Shares*	1,064,703
1,423	Hermes International	1,384,565
7,910	NIKE, Inc. - Class B	1,065,477
19,143	Pandora A/S	1,919,367
18,270	PulteGroup, Inc.	797,120
30,300	Seria Co., Ltd.	1,069,259
5,511	TopBuild Corp.*	960,181
		14,878,113
	CONSUMER STAPLES — 2.8%
10,485	Monster Beverage Corp.*	888,918
16,660	Reckitt Benckiser Group PLC	1,454,217
116,900	Takara Holdings, Inc.	1,337,621
37,200	Unicharm Corp.	1,806,941
		5,487,697
	HEALTH CARE — 8.7%
10,986	Abbott Laboratories	1,188,905
8,825	Agilent Technologies, Inc.	1,031,642
78,300	Chugai Pharmaceutical Co., Ltd.	3,787,159
59,700	Daiichi Sankyo Co., Ltd.	2,113,699
7,377	Danaher Corp.	1,657,095
16,821	DENTSPLY SIRONA, Inc.	856,021
2,553	IDEXX Laboratories, Inc.*	1,176,882
1,375	Intuitive Surgical, Inc.*	998,319
34,200	Ono Pharmaceutical Co., Ltd.	1,083,069
7,815	PerkinElmer, Inc.	1,039,395
4,373	Sonova Holding A.G.*	1,086,003
66,225	Swedish Orphan Biovitrum A.B.*	1,231,035
		17,249,224

KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 12.8%
15,342	Advanced Drainage Systems, Inc.	$1,070,105
8,160	AMETEK, Inc.	967,205
18,058	Atlas Copco AB - Class A	913,564
4,149	Cummins, Inc.	959,124
10,700	Daikin Industries Ltd.	2,423,441
50,500	Fujitec Co., Ltd.	1,027,531
15,674	Gibraltar Industries, Inc.*	1,026,020
38,600	Hitachi Construction Machinery Co., Ltd.	1,066,215
43,500	Komatsu Ltd.	1,060,873
4,243	Nordson Corp.	864,766
13,768	Owens Corning	1,003,274
4,203	Parker-Hannifin Corp.	1,123,294
41,870	Raven Industries, Inc.	1,055,961
14,668	Ritchie Bros Auctioneers, Inc.	1,055,007
16,654	Rollins, Inc.	952,276
2,055	Roper Technologies, Inc.	877,485
42,828	Sandvik AB*	965,904
10,626	Simpson Manufacturing Co., Inc.	976,529
3,300	SMC Corp.	2,098,976
45,280	Trelleborg AB - Class B*	934,056
40,554	Volvo A.B. - Class B*	923,683
2,364	W.W. Grainger, Inc.	988,861
14,080	WABTEC Corp.	1,032,064
		25,366,214
	INFORMATION TECHNOLOGY — 3.5%
25,200	Advantest Corp.	1,752,215
1,954	Fair Isaac Corp.*	923,812
8,640	Nice Ltd.*	2,101,403
12,600	Omron Corp.	1,131,499
17,109	Trimble, Inc.*	1,024,316
		6,933,245
	MATERIALS — 8.2%
40,400	Agnico Eagle Mines Ltd.	2,647,604
648,434	Centamin PLC	982,290
131,944	Fortuna Silver Mines, Inc.*	840,207
17,267	Franco-Nevada Corp.	2,298,411
22,124	Holmen A.B.	958,121
16,395	Koninklijke DSM N.V.	2,677,190
13,800	Nitto Denko Corp.	1,137,869
33,984	Polymetal International PLC	707,974
124,120	Silvercorp Metals, Inc.	742,598

KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
13,660	Symrise A.G.	$1,712,185
89,234	Teranga Gold Corp.*	985,305
15,996	Wheaton Precious Metals Corp.	617,448
		16,307,202
	TOTAL COMMON STOCKS
	(Cost $72,736,891)	90,826,300
	CLOSED-END FUNDS — 8.7%
1,245,408	Sprott Physical Gold Trust*[1]	17,298,717
	TOTAL CLOSED-END FUNDS
	(Cost $15,906,097)	17,298,717
	EXCHANGE-TRADED FUNDS — 14.1%
65,400	iShares USD Treasury Bond 1-3yr UCITS - Class DIST - ETF[1]	8,800,878
312,517	Schwab U.S. TIPS ETF	19,235,421
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $27,067,318)	28,036,299
	SHORT-TERM INVESTMENTS — 31.4%
62,229,202	Fidelity Institutional Government Portfolio - Class I, 0.01%[2]	62,229,202
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $62,229,202)	62,229,202
	TOTAL INVESTMENTS — 100.0%
	(Cost $177,939,508)	198,390,518
	Other Assets Less Liabilities — 0.0%	42,390
	TOTAL NET ASSETS — 100.0%	$198,432,908

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.